Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2006 Hotel	Jun. 30, 2012 Hotel	Jun. 30, 2012 VIEs 18 [Member] Hotel	Dec. 31, 2011 VIEs 16 [Member] Hotel	Jun. 30, 2012 VIEs 2 [Member]	Dec. 31, 2011 VIEs 2 [Member] Hotel
Variable Interest Entity [Line Items]
Investments associated with VIEs			$ 80	$ 83	$ 5	$ 5
Number of hotels in which company has variable interest entity		18
Number of hotels in which company has an investment			16	16		2
Loan Balance with VIEs			10	9
Possible cash outlay under contracts with performance guarantees					63
Possible cash outlay under contracts with performance guarantees funded largely offset by management fees received under contracts					62
Variable Interest Entities (Textual) [Abstract]
Loans to Owners		12
Unfunded loan commitments		19
Unfunded loan commitments expected to be funded in total		0
Unfunded loan commitments expected to be funded in year 1		0
Equity and other potential contributions associated with managed or joint venture properties		94
Equity and other potential contributions associated with managed or joint venture properties expected to be funded within one year		54
Surety bonds issued		$ 78
Number of hotels sold	33